Quarterly Report
October 31, 2023
MFS®  High Yield Pooled Portfolio
HYP-Q3

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.1%
Aerospace & Defense – 3.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$567,000	$566,372
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,404,000	1,350,909
Bombardier, Inc., 7.5%, 2/01/2029 (n)		1,032,000	955,902
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,450,000	2,276,064
Moog, Inc., 4.25%, 12/15/2027 (n)		2,461,000	2,190,926
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		2,676,000	2,117,133
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,058,000	2,009,554
TransDigm, Inc., 5.5%, 11/15/2027		2,707,000	2,520,094
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,991,000	1,933,228
TransDigm, Inc., 4.625%, 1/15/2029		2,147,000	1,851,229
TransDigm, Inc., 6.875%, 12/15/2030 (n)		4,145,000	4,002,246
			$21,773,657
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)		$3,385,000	$3,079,883
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		1,486,960	1,341,320
			$4,421,203
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$2,237,000	$2,202,494
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		1,045,000	1,018,729
Dana, Inc., 5.375%, 11/15/2027		1,897,000	1,745,240
Dana, Inc., 4.25%, 9/01/2030		1,285,000	1,017,052
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,072,000	1,629,680
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,705,000	1,356,276
Wabash National Corp., 4.5%, 10/15/2028 (n)		2,063,000	1,707,132
			$10,676,603
Broadcasting – 0.9%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,412,000	$1,376,683
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		2,674,000	2,210,034
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,216,313
			$5,803,030
Brokerage & Asset Managers – 2.3%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$428,000	$394,025
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		2,234,000	2,244,131
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)(w)		2,049,000	2,072,051
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,578,000	2,187,165
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,444,000	1,241,647
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,657,000	1,387,786
NFP Corp., 4.875%, 8/15/2028 (n)		2,230,000	1,952,517
NFP Corp., 6.875%, 8/15/2028 (n)		2,327,000	1,987,048
NFP Corp., 8.5%, 10/01/2031 (n)		608,000	597,814
			$14,064,184
Building – 3.4%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$2,495,000	$2,058,101
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,139,000	2,573,980
Interface, Inc., 5.5%, 12/01/2028 (n)		2,982,000	2,506,997
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		2,149,000	1,705,769
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		1,333,000	1,176,361
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		840,000	837,900
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		2,885,000	2,747,962
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		1,545,000	1,293,937
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	655,000	606,418

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$1,364,000	$1,220,643
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		2,673,000	2,183,902
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,494,000	2,176,439
			$21,088,409
Business Services – 1.1%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$1,220,000	$1,116,108
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		1,670,000	1,526,593
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,897,000	1,735,075
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		2,740,000	2,719,822
			$7,097,598
Cable TV – 8.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$3,729,000	$2,778,105
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		1,920,000	1,767,738
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		7,616,000	6,282,612
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		4,337,000	3,477,560
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		3,089,000	2,403,853
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		2,113,000	1,526,226
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		3,050,000	2,428,823
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		1,700,000	1,089,578
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		2,990,000	1,564,277
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		975,000	653,213
DISH DBS Corp., 7.75%, 7/01/2026		1,380,000	924,698
DISH DBS Corp., 5.25%, 12/01/2026 (n)		1,815,000	1,464,071
DISH DBS Corp., 5.125%, 6/01/2029		1,517,000	781,255
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,067,000	1,056,927
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		2,919,000	2,641,695
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		630,000	490,660
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		1,865,000	1,586,056
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		4,620,000	4,093,661
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		1,868,000	1,406,954
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,597,000	1,486,328
Videotron Ltd., 3.625%, 6/15/2029 (n)		1,483,000	1,249,872
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,640,000	2,861,708
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		3,178,000	2,698,330
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		5,300,000	3,861,550
			$50,575,750
Chemicals – 3.1%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$2,274,000	$2,094,219
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,580,000	1,298,706
Chemours Co., 4.625%, 11/15/2029 (n)		633,000	488,916
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		2,168,000	1,844,651
Ingevity Corp., 3.875%, 11/01/2028 (n)		3,415,000	2,772,415
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		2,508,000	2,034,639
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		2,608,000	2,085,692
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,046,000	1,715,010
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	1,857,000	1,986,918
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		$3,143,000	3,059,605
			$19,380,771
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,788,000	$1,652,808
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		1,234,000	1,218,862
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		745,000	639,659
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		2,329,000	2,003,639
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		2,503,000	2,209,019
			$7,723,987

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,021,000	$3,869,448
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		1,057,000	876,627
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	957,272
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		3,979,000	3,733,385
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,707,000	1,350,748
			$10,787,480
Conglomerates – 3.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,459,015
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,316,000	3,690,180
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		2,543,000	2,619,201
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		3,711,000	3,530,089
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,737,000	1,701,218
Griffon Corp., 5.75%, 3/01/2028		2,493,000	2,251,346
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,165,000	1,677,085
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,648,606
TriMas Corp., 4.125%, 4/15/2029 (n)		4,496,000	3,734,095
			$22,310,835
Construction – 1.2%
Dream Finders Homes, Inc., 8.25%, 8/15/2028 (n)		$1,610,000	$1,592,837
Empire Communities Corp., 7%, 12/15/2025 (n)		1,279,000	1,188,715
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		1,110,000	997,291
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,410,024
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,387,000	2,049,836
			$7,238,703
Consumer Products – 1.8%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,071,781
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,343,000	1,912,643
HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		2,475,000	2,357,987
Newell Brands, Inc., 6.375%, 9/15/2027		1,938,000	1,814,964
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,611,000	2,407,264
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,351,000	1,073,032
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		1,362,000	806,813
			$11,444,484
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,989,000	$2,596,323
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,080,000	780,300
ANGI Group LLC, 3.875%, 8/15/2028 (n)		2,505,000	1,878,733
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,257,000	1,823,024
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		1,908,000	1,740,230
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,973,000	3,335,137
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,049,000	1,861,921
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,052,000	1,892,631
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		3,115,000	2,796,927
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		810,000	658,149
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		245,000	188,038
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,772,000	1,116,702
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,095,839
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,712,000	3,065,165
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		2,073,000	1,917,525
			$26,746,644
Containers – 3.0%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$500,092
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		1,450,000	1,180,915
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		3,777,000	2,833,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	$3,001,000	$2,181,365
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,405,000	3,457,925
Crown Americas LLC, 5.25%, 4/01/2030	1,203,000	1,087,211
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	2,743,000	2,593,246
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,230,870
LABL, Inc., 5.875%, 11/01/2028 (n)	2,099,000	1,776,270
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	1,031,000	965,654
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,115,000	930,369
		$18,736,929
Electronics – 1.7%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$1,696,000	$1,513,171
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,382,000	1,155,760
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	930,000	920,726
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,255,000	3,164,733
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	1,340,000	1,223,866
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	673,000	568,832
Synaptics, Inc., 4%, 6/15/2029 (n)	2,279,000	1,880,175
		$10,427,263
Energy - Independent – 4.1%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$1,891,000	$1,868,623
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	629,000	609,227
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,975,000	1,987,168
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	602,000	612,731
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,235,000	1,246,444
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,022,000	2,750,087
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	3,150,000	2,971,080
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,890,000	1,842,750
Matador Resources Co., 6.875%, 4/15/2028 (n)	2,371,000	2,323,528
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,869,000	1,785,280
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	445,000	444,601
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	3,098,000	2,883,405
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	722,000	699,902
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)	1,613,000	1,591,063
SM Energy Co., 6.5%, 7/15/2028	1,673,000	1,610,622
		$25,226,511
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$1,274,000	$1,261,721
Entertainment – 2.8%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,978,000	$1,923,393
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	3,583,000	3,199,124
Carnival Corp. PLC, 4%, 8/01/2028 (n)	638,000	554,945
Carnival Corp. PLC, 6%, 5/01/2029 (n)	723,000	610,788
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,914,000	1,717,815
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,489,266
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,594,000	2,365,343
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	2,457,000	2,140,121
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	1,433,000	1,290,990
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	831,000	736,474
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,150,879
		$17,179,138
Financial Institutions – 4.8%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$2,402,290	$2,047,952
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,692,000	2,602,640
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	281,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	$1,434,000	$1,319,691
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	5,039,595	4,554,358
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,384,000	2,715,660
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	440,000	433,422
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	2,667,000	2,658,332
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,669,000	3,410,409
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	532,000	443,076
OneMain Finance Corp., 6.875%, 3/15/2025	2,011,000	1,984,041
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,793,165
OneMain Finance Corp., 5.375%, 11/15/2029	1,016,000	835,392
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	1,755,000	1,426,277
SLM Corp., 3.125%, 11/02/2026	2,778,000	2,415,032
		$29,920,499
Food & Beverages – 2.7%
B&G Foods, Inc., 5.25%, 9/15/2027	$650,000	$534,957
B&G Foods, Inc., 8%, 9/15/2028 (n)	1,156,000	1,126,512
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,993,000	2,798,678
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,130,000	1,979,558
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,229,000	2,703,927
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,556,000	3,000,233
TreeHouse Foods, Inc., 4%, 9/01/2028	1,841,000	1,497,665
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,881,000	2,541,495
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	1,023,000	804,978
		$16,988,003
Gaming & Lodging – 2.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$458,000	$376,397
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	2,135,000	2,060,474
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,284,000	2,263,156
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,214,991
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	2,046,000	1,827,906
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	2,039,000	1,584,221
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,665,000	2,351,995
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,629,000	2,287,549
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	942,144
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,655,000	2,264,199
		$18,173,032
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$980,000	$906,500
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,397,639
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,525,000	3,014,690
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,162,000	2,809,042
		$8,127,871
Insurance - Property & Casualty – 2.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$1,264,000	$1,225,491
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	1,065,000	873,267
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	2,293,000	1,849,659
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	1,631,000	1,489,527
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,111,000	2,582,872
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,118,000	1,813,097
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	1,815,428
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,401,000	1,364,162
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,482,000	2,137,552
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,725,000	1,682,669
		$16,833,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.9%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$3,378,000	$3,386,445
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,176,987
		$5,563,432
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$2,545,000	$2,496,803
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$2,056,173
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,520,000	3,133,186
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,529,000	1,518,679
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,637,000	3,069,883
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,400,000	1,187,438
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,934,000	1,136,925
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	2,548,000	1,809,472
Encompass Health Corp., 5.75%, 9/15/2025	832,000	808,794
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,275,370
Encompass Health Corp., 4.625%, 4/01/2031	435,000	362,110
IQVIA, Inc., 5%, 5/15/2027 (n)	3,640,000	3,424,453
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,405,530
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	740,084
Star Parent, Inc., 9%, 10/01/2030 (n)	620,000	615,278
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,606,000	1,489,565
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,432,000	1,211,340
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,430,000	2,249,015
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,053,000	999,964
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,658,990
		$31,152,249
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$2,514,000	$1,996,292
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,167,000	2,235,846
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	1,515,000	1,289,601
Teleflex, Inc., 4.625%, 11/15/2027	1,223,000	1,119,045
		$6,640,784
Metals & Mining – 3.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,154,000	$2,070,481
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,915,000	3,961,095
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,286,352
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	502,000	449,535
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	3,519,000	2,932,268
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,075,105
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,482,086
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,144,095
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,067,627
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,259,387
Taseko Mines Ltd., 7%, 2/15/2026 (n)	2,069,000	1,876,802
		$20,604,833
Midstream – 4.8%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,245,000	$1,930,271
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,288,000	2,730,552
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,150,000	4,806,297
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	857,000	822,936
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	1,010,000	976,373
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,247,000	2,061,734
NuStar Logistics, LP, 6.375%, 10/01/2030	2,099,000	1,941,575
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	914,000	836,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	$3,391,000	$2,970,687
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,165,000	2,633,844
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	969,772
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,599,974
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	2,116,000	2,054,257
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,370,000	1,391,838
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,962,000	1,872,248
		$29,598,573
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$693,000	$647,575
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	3,007,000	2,721,191
		$3,368,766
Oil Services – 0.5%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$2,564,000	$2,408,801
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	816,000	778,423
		$3,187,224
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,552,000	$3,880,580
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	2,147,000	1,973,742
Puma International Financing S.A., 5%, 1/24/2026	1,001,000	899,418
		$6,753,740
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$2,673,000	$2,307,869
NCR Corp., 5.125%, 4/15/2029 (n)	1,559,000	1,340,610
		$3,648,479
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$1,495,000	$1,449,232
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	1,582,000	965,020
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	375,000	201,959
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,634,000	2,275,144
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,351,000	1,835,936
		$6,727,291
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$550,000	$528,692
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,405,000	2,069,716
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	957,000	837,760
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	840,011
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,173,000	2,695,946
		$6,972,125
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$2,221,000	$1,848,983
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,115,000	956,101
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	2,750,000	2,166,257
		$4,971,341
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$2,665,000	$2,466,244
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$2,609,000	$2,529,057
XHR LP, REIT, 4.875%, 6/01/2029 (n)	2,758,000	2,333,458
		$4,862,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.3%
Fertitta Entertainment LLC, 4.625%, 1/15/2029 (n)	$619,000	$520,164
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	2,085,000	1,657,056
		$2,177,220
Retailers – 2.5%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$2,686,000	$2,272,065
Bath & Body Works, Inc., 5.25%, 2/01/2028	3,867,000	3,545,839
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	2,063,000	1,706,307
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	2,435,000	2,146,696
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	1,362,000	1,274,034
Penske Automotive Group Co., 3.75%, 6/15/2029	2,935,000	2,421,488
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,896,000	2,128,984
		$15,495,413
Specialty Stores – 0.7%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	$1,315,000	$952,797
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	1,486,000	828,445
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	2,915,000	2,683,672
		$4,464,914
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)	$1,030,000	$765,318
Altice France S.A., 6%, 2/15/2028 (n)	2,316,000	1,015,695
SBA Communications Corp., 3.875%, 2/15/2027	1,776,000	1,617,395
SBA Communications Corp., 3.125%, 2/01/2029	4,014,000	3,318,789
		$6,717,197
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$1,268,000	$1,074,525
U.S. Treasury Obligations – 0.6%
U.S. Treasury Notes, 3%, 6/30/2024	$3,500,000	$3,442,578
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$2,925,000	$2,637,468
Calpine Corp., 5.125%, 3/15/2028 (n)	3,057,000	2,735,807
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,747,000	1,559,456
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	4,925,000	3,840,261
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	188,000	184,384
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	461,160
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	1,857,944
Pacific Gas & Electric Co., 6.1%, 1/15/2029	985,000	947,709
Pacific Gas & Electric Co., 6.4%, 6/15/2033	1,230,000	1,154,285
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,955,000	1,879,392
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,345,000	3,064,421
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,478,000	1,248,910
		$21,571,197
Total Bonds		$597,965,472
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,390	$813,970
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,175,361
Total Common Stocks		$1,989,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.2%
Energy - Renewables – 0.2%
NextEra Energy Partners LP, 0%, 11/15/2025 (n)	$1,639,000	$1,390,692
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,704	$25,928
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,704	22,224
Total Contingent Value Rights		$48,152
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	42,350	$7,721

Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.43% (v)	17,549,524	$17,551,279
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 11,469,744	69	$476,100
Other Assets, Less Liabilities – 0.5%	3,004,051
Net Assets – 100.0%	$622,432,798
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,551,279 and $601,877,468, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $523,444,991, representing 84.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,899,663	EUR	3,668,099	Barclays Bank PLC	1/19/2024	$3,622
Liability Derivatives
GBP	197,752	USD	241,120	UBS AG	1/19/2024	$(605)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	30	$3,283,125	December – 2023	$(318,359)
At October 31, 2023, the fund had cash collateral of $117,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$476,100	$1,390,692	$1,175,361	$3,042,153
Luxembourg	—	862,122	—	862,122
United Kingdom	—	7,721	—	7,721
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,442,578	—	3,442,578
U.S. Corporate Bonds	—	501,868,767	—	501,868,767
Foreign Bonds	—	92,654,127	—	92,654,127
Mutual Funds	17,551,279	—	—	17,551,279
Total	$18,027,379	$600,226,007	$1,175,361	$619,428,747
Other Financial Instruments
Futures Contracts – Liabilities	$(318,359)	$—	$—	$(318,359)
Forward Foreign Currency Exchange Contracts – Assets	—	3,622	—	3,622
Forward Foreign Currency Exchange Contracts – Liabilities	—	(605)	—	(605)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	(163,671)
Sales	(275,672)
Balance as of 10/31/23	$1,175,361
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2023 is $69,729. At October 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,165,324	$136,264,809	$134,882,329	$4,078	$(603)	$17,551,279
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$585,628	$—